Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (1,860,186)	$ (274,158)	¥ (458,902)	¥ (512,071)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation expense	4,601	678	9,412	8,368
Amortization of intangible assets	9,091	1,340	92,229	50,837
Non-cash operating lease expense	9,383	1,383	47,599	37,091
Loss on termination of operating lease	684	101	702	1,031
Provision for allowance for credit losses on financial assets	1,686,874	248,614	615,845	6,821
Impairment of long-term investment			5,200
Impairment loss on goodwill and intangible assets			568,239	426,410
Share-based compensation expenses	1,173	173	73,099	23,335
Loss/(Gain) on disposal of property, plant and equipment	(5,451)	(803)	1,177	1,293
Fair value change of other current assets and other non-current assets	7,349	1,083
Change in fair value of equity investments and contingent consideration	7,324	1,079	431	73,761
Reversal on uncertain tax liability			(11,184)	(2,763)
Investment income	425	63	(5,580)	(5,779)
Net loss/(gain) on disposal of subsidiaries	46,232	6,814	(902,022)	(329)
Derecognition of a contingent consideration	17,627	2,598	22,267
Share of loss and impairment of affiliates, net	10,593	1,561	3,931	1,121
Deferred taxes	(9,225)	(1,360)	(5,170)	9,298
Interest accrued for other receivables and loan receivables	(13,735)	(2,024)	(29,381)	(10,924)
Interest expenses	273	40	4,564	94
Loss on disposal of investment in an associate			4,330
Property, plant and equipment written off	103	15
Interest accrued for short-term loan	29	4
Changes in operating assets and liabilities:
Accounts receivable and contract assets	72,196	10,640	286,002	67,368
Other receivables and current assets	(217,982)	(32,127)	(261,861)	15,430
Other current assets	(149,750)	(22,070)		(6,637)
Other non-current assets	217,948	32,122	734	19,900
Accounts payable and accrued commissions	(75,342)	(11,104)	(165,417)	(61,592)
Contract liabilities	(4,455)	(657)
Inventories	22,351	3,294
Insurance premium payables	(28)	(4)		(4,525)
Other payables and accrued expenses	124,786	18,391	263,830	(4,934)
Amount due to related parties	1,362	201
Accrued payroll	6,948	1,024		(33,269)
Other current liabilities			(36,903)	86
Income taxes payable	(8,338)	(1,229)	(5,196)	(5,236)
Lease liability	(10,202)	(1,504)	(46,508)	(36,451)
Other tax liabilities	3,929	579
Net cash generated from (used in) operating activities	(103,413)	(15,243)	71,467	57,734
Cash flows from investing activities:
Purchase of short term investments	(19,647)	(2,896)	(201,325)	(1,745,980)
Proceeds from disposal of short term investments	5,067	747	202,446	2,088,111
Purchase of property, plant and equipment	(3,290)	(485)	(5,544)	(4,305)
Proceeds from disposal of property and equipment	12,443	1,834	3,763	470
Cash paid out for loan receivables from third parties			(188,000)	(838,800)
Cash received for loan receivables from third parties			30,500	145,500
Purchase of intangible assets			(637)
Cash received from disposal of an Equity investment	17,011	2,507	353
Proceeds from disposal of subsidiaries, net of cash disposed	(52,873)	(7,793)	(168,589)	(12,761)
Payment for purchase of additional shares of subsidiary			(105)
Cash paid out for loan receivables from related parties	(30,811)	(4,541)
Cash received for loan receivables from related parties	52,930	7,801
Cash acquired on non-cash acquisitions	2,513	370	39	601,925
Cash used in assets acquisition	(68,180)	(10,048)
Cash used in acquisition of subsidiaries	(23,610)	(3,480)
Net cash generated from (used in) investing activities	(108,447)	(15,984)	(327,099)	234,160
Cash flows from financing activities:
Proceeds of issuance of ordinary shares upon private placement	149,939	22,098	3,001	44,968
Proceeds from bank borrowings	253,044	37,294	36,601	98,377
Repayment of bank borrowings and other borrowings	(279,514)	(41,195)	(57,490)	(164,300)
Dividend distributed to noncontrolling interest				(29,500)
Repurchase of ordinary shares from open market				(10,028)
Proceeds on exercise of stock options	73	11	75
Disposal of shares of subsidiary			3,624
Capital contribution from non-controlling interests	200	29
Acquisition of non-controlling interests in subsidiaries				(26,358)
Net cash (used in) generated from financing activities	123,742	18,237	(14,189)	(86,841)
Net increase (decrease) in cash and cash equivalents, and restricted cash	(88,118)	(12,990)	(269,821)	205,053
Cash and cash equivalents and restricted cash at beginning of year	105,315	15,522	370,396	164,470
Effect of exchange rate changes on cash and cash equivalents	26,397	3,893	4,740	873
Cash and cash equivalents and restricted cash at the end of the year	43,594	6,425	105,315	370,396
Reconciliation in amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	37,091	5,467	82,104	295,693
Restricted cash at the end of the year	6,503	958	23,211	74,703
Cash and cash equivalents and restricted cash at the end of the year	43,594	6,425	105,315	370,396
Supplemental disclosure of cash flow information:
Income taxes paid	24	4	10,264	5,236
Interests paid	4,106	605	4,564	960
Supplemental disclosure of non-cash flow information:
Right-of-use assets obtained in exchange for lease obligations	10,246	1,510	2,290	9,666
Acquisition of subsidiaries through issuing ordinary shares	4,416,882	650,968		2,341,942
Other receivable and other non-current asset related to disposal of entities	3,000	$ 442
Cash and cash equivalents at beginning of year	82,104		295,693
Restricted cash at beginning of year	6,873		47,920
Non current restricted bank deposit at beginning of year	16,338		26,783
Cash and cash equivalents and restricted cash at beginning of year	105,315		370,396
Cash and cash equivalents at end of year	37,091		82,104	295,693
Restricted cash at end of year	6,503		6,873	47,920
Non current restricted bank deposit at the end of the year			16,338	26,783
Cash and cash equivalents and restricted cash at the end of the year	¥ 43,594		¥ 105,315	¥ 370,396